8. NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
NOTES PAYABLE
	March 31, 2014	December 31, 2013
Working capital facility	$187,195	$187,371

Subordinated loan – related party	92,070	92,259
Total notes payable	279,265	279,630
Less - Current Maturities	(41,603)	(41,657)
Notes payable, less current maturities	$237,662	$237,973

	December 31,
	2013	2012
Working capital facility - term loan	$187,371	$219,198
Note payable – related party	-	86,955
Subordinated loan – related party	92,259	88,206
	279,630	394,359
Less - Current Maturities	(41,657)	(126,812)
	$237,973	$267,547

Aggregate Maturity Schedule of Borrowings
THE TWELVE MONTHS ENDING MARCH 31, 2014
2014	$41,603
2015	133,672
2016	41,603
2017	41,603
2018	20,784
$279,265

Year Ending
December 31
2014	$41,657
2015	132,627
2016	41,657
2017	41,657
2018	22,032
$279,630